Financial instruments and financial risk management - Classification of financial instruments (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Financial assets	$ 154,401,176	$ 222,348,752
Financial liabilities	23,210,639	8,942,617
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets	153,883,279	221,928,008
Restricted cash
Financial instruments and financial risk management
Financial assets	513,527	291,676
Receivables
Financial instruments and financial risk management
Financial assets	4,370	129,068
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	5,181,276	6,810,781
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities	17,873,833	1,887,271
Derivative financial liabilities | Derivative liabilities
Financial instruments and financial risk management
Financial liabilities	$ 155,530	$ 244,565